RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1	$ 1	$ 1	$ 1
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions	52	57	$ 108	105
Amounts payable, related party transactions	52		52		$ 64
Amounts payable, reimbursements	2		2		0
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance	1		1		1
Earned interest on deposits	1	1	1	1
Subsidiary and corporate borrowings	0		0		0
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Services received, related party transactions	1	1	1	1
Amounts payable, related party transactions	73		73		75
Amounts receivable, related party transactions	$ 20		$ 20		20
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%		8.50%
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	3.80%		3.80%
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 1	1	$ 2	1
Revenue from rendering of services, related party transactions	2	1	4	3
Subsidiary of Common Parent (Brookfield) | Brookfield Renewable Partners L.P.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	3	0	6	0
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1	$ 0	2	$ 0
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	500		500
Subsidiary and corporate borrowings	$ 0		$ 0		$ 0